As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Air Freight & Logistics - 1.0%
FedEx Corp.	70,000	$4,737,600

Airlines - 1.3%
Delta Air Lines, Inc. (a)	825,000	6,187,500

Appliances - 1.3%
Whirlpool Corporation	132,000	6,588,120

Auto Components - 0.7%
Genuine Parts Company	70,000	3,556,000

Beverages - 3.8%
The Coca-Cola Company	55,000	3,715,800
Constellation Brands, Inc. - Class A (a)	380,000	6,840,000
Dr Pepper Snapple Group, Inc.	210,000	8,143,800
		18,699,600
Biotechnology - 1.5%
Life Technologies Corporation (a)	189,000	7,263,270

Capital Markets - 5.5%
BlackRock, Inc.	44,000	6,512,440
The Charles Schwab Corporation	558,000	6,288,660
Legg Mason, Inc.	346,000	8,895,660
Morgan Stanley	390,000	5,265,000
		26,961,760
Chemicals - 1.7%
E. I. du Pont de Nemours & Company	204,000	8,153,880

Commercial Banks - 1.2%
U.S. Bancorp	245,000	5,767,300

Commercial Services & Supplies - 2.0%
Avery Dennison Corporation	284,000	7,122,720
Korn/Ferry International (a)	200,000	2,438,000
		9,560,720
Communications Equipment - 1.7%
Cisco Systems, Inc.	525,000	8,132,250

Computers & Peripherals - 3.2%
Apple Inc. (a)	21,000	8,004,780
Hewlett-Packard Company	116,000	2,604,200
International Business Machines Corporation (IBM)	28,000	4,900,840
		15,509,820
Consumer Finance - 2.8%
American Express Company	133,000	5,971,700
Equifax, Inc.	250,000	7,685,000
		13,656,700
Containers & Packaging - 2.1%
Sealed Air Corporation	308,000	5,143,600
Sonoco Products Company	183,000	5,166,090
		10,309,690
Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	174,000	5,240,880

Electronic Equipment & Instruments - 2.4%
Agilent Technologies, Inc. (a)	162,000	5,062,500
Thermo Fisher Scientific, Inc. (a)	127,000	6,431,280
		11,493,780
Energy Equipment & Services - 0.5%
Schlumberger Limited (b)	43,000	2,568,390

Health Care Equipment & Supplies - 9.5%
Baxter International Inc.	118,000	6,624,520
Becton, Dickinson and Company	92,000	6,745,440
CareFusion Corporation (a)	270,000	6,466,500
Covidien PLC (b)	148,000	6,526,800
DENTSPLY International Inc.	160,000	4,910,400
Stryker Corporation	158,000	7,446,540
Zimmer Holdings, Inc. (a)	141,000	7,543,500
		46,263,700
Health Care Products - 1.4%
Johnson & Johnson	105,000	6,689,550

Health Care Providers & Services - 0.8%
Henry Schein, Inc. (a)	60,000	3,720,600

Hotels, Restaurants & Leisure - 1.4%
International Game Technology	466,000	6,770,980

Household Durables - 3.8%
Harman International Industries, Incorporated	302,000	8,631,160
Newell Rubbermaid Inc.	530,000	6,291,100
Snap-on Incorporated	82,000	3,640,800
		18,563,060
Household Products - 1.5%
Kimberly-Clark Corporation	52,000	3,692,520
The Procter & Gamble Company	55,500	3,506,490
		7,199,010
Industrial Conglomerates - 4.4%
3M Co.	66,000	4,738,140
General Electric Company	178,000	2,712,720
Teleflex Incorporated	130,000	6,990,100
Tyco International Ltd. (b)	166,000	6,764,500
		21,205,460
Insurance - 2.3%
The Chubb Corporation	104,000	6,238,960
W. R. Berkley Corporation	170,700	5,068,083
		11,307,043
IT Services - 1.1%
Accenture PLC - Class A (b)	102,000	5,373,360

Machinery - 3.9%
Cummins Inc.	66,000	5,389,560
Ingersoll-Rand PLC - Class A (b)	260,000	7,303,400
The Timken Company	190,000	6,235,800
		18,928,760
Management Consulting Services - 1.5%
ABB Limited - ADR (b)	430,000	7,344,400

Media - 1.5%
The Walt Disney Company	250,000	7,540,000

Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold Inc.	82,000	2,496,900

Multiline Retail - 2.1%
Macy's, Inc.	382,000	10,054,240

Office Electronics - 1.9%
Xerox Corporation	1,363,000	9,500,110

Oil & Gas - 3.4%
Apache Corporation	33,000	2,647,920
ConocoPhillips	90,000	5,698,800
Exxon Mobil Corporation	113,000	8,207,190
		16,553,910

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Incorporated	142,000	7,357,020

Restaurants - 2.2%
McDonald's Corporation	42,000	3,688,440
Ruby Tuesday, Inc. (a)	1,010,000	7,231,600
		10,920,040
Semiconductor & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	215,000	6,718,750
Atmel Corporation (a)	455,000	3,671,850
Entegris Inc. (a)	572,000	3,649,360
Intel Corporation	550,000	11,731,500
Teradyne, Inc. (a)	466,300	5,133,963
		30,905,423
Software - 3.5%
Adobe Systems Incorporated (a)	224,000	5,414,080
Microsoft Corporation	462,500	11,511,625
		16,925,705
Specialty Retail - 8.5%
Ascena Retail Group, Inc. (a)	195,000	5,278,650
Bed Bath & Beyond, Inc. (a)	85,000	4,871,350
The Home Depot, Inc.	267,000	8,776,290
Lowe's Companies, Inc.	415,000	8,026,100
PetSmart, Inc.	144,000	6,141,600
Staples, Inc.	266,000	3,537,800
The TJX Companies, Inc.	88,000	4,881,360
		41,513,150
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. - Class B	43,000	3,676,930

TOTAL COMMON STOCKS (Cost $505,302,572)		475,196,611

SHORT-TERM INVESTMENT - 3.4%
Money Market Fund (c) - 3.4%
Fidelity Institutional Money Market Portfolio - Class I, 0.12%	16,705,875	16,705,875

TOTAL SHORT-TERM INVESTMENT (Cost $16,705,875)		16,705,875

TOTAL INVESTMENTS - 101.0%
(Cost $522,008,447)		491,902,486
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(5,068,673)
TOTAL NET ASSETS - 100.0%		$486,833,813

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$ 522,008,447
	Gross unrealized appreciation	$ 42,029,613
	Gross unrealized depreciation	(72,135,574)
	Net unrealized depreciation	$ (30,105,961)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.3%
Auto Components - 2.6%
Dorman Products, Inc. (a)	14,000	$463,120

Beverages - 2.8%
Constellation Brands, Inc. - Class A (a)	28,000	504,000

Biotechnology - 2.3%
Life Technologies Corporation (a)	11,000	422,730

Capital Markets - 7.0%
Janus Capital Group Inc.	82,000	492,000
Legg Mason, Inc.	30,000	771,300
		1,263,300
Commercial Services & Supplies - 7.9%
Avery Dennison Corporation	16,000	401,280
Brady Corporation - Class A	15,000	396,450
Korn/Ferry International (a)	15,000	182,850
Team, Inc. (a)	22,000	461,560
		1,442,140
Computers & Peripherals - 2.7%
NCR Corporation (a)	29,000	489,810

Consumer Services - 2.4%
Hillenbrand, Inc.	24,000	441,600

Electronic Equipment & Instruments - 6.6%
CTS Corporation	67,000	544,710
Measurement Specialties, Inc. (a)	25,000	649,000
		1,193,710
Health Care Equipment & Supplies - 4.3%
CareFusion Corporation (a)	16,000	383,200
DENTSPLY International Inc.	13,000	398,970
		782,170
Household Durables - 6.2%
Harman International Industries, Incorporated	24,000	685,920
Snap-on, Incorporated	10,000	444,000
		1,129,920
Industrial Conglomerates - 7.0%
Standex International Corporation	14,849	462,249
Teleflex Incorporated	15,000	806,550
		1,268,799
Leisure Equipment & Products - 1.4%
Steinway Musical Instruments, Inc. (a)	12,000	258,720

Machinery - 4.5%
Columbus McKinnon Corporation (a)	30,000	328,800
The Timken Company	15,000	492,300
		821,100
Motor Homes - 0.7%
Thor Industries, Inc.	6,000	132,900

Multiline Retail - 4.5%
Macy's, Inc.	31,300	823,816

Office Electronics - 4.0%
Xerox Corporation	105,000	731,850

Paper & Forest Products - 1.4%
Schweitzer-Mauduit International, Inc.	4,500	251,415

Professional Services - 3.1%
Mistras Group, Inc. (a)	32,000	561,920

Real Estate Management & Development - 2.3%
Jones Lang LaSalle Incorporated	8,000	414,480

Restaurants - 5.1%
Ruby Tuesday, Inc. (a)	128,000	916,480

Semiconductor & Semiconductor Equipment - 10.8%
Entegris Inc. (a)	124,000	791,120
Microsemi Corporation (a)	40,000	639,200
Teradyne, Inc. (a)	48,000	528,480
		1,958,800
Specialty Retail - 4.9%
Ascena Retail Group, Inc. (a)	14,000	378,980
The Finish Line, Inc. - Class A	14,000	279,860
Stein Mart, Inc.	37,000	231,250
		890,090
Textiles, Apparel & Luxury Goods - 2.8%
Rocky Brands, Inc. (a)	52,000	516,360

TOTAL COMMON STOCKS (Cost $19,579,185)		17,679,230

SHORT-TERM INVESTMENTS - 3.2%
Money Market Mutual Funds (b) - 3.2%
Fidelity Institutional Money Market Portfolio - Class I, 0.12%	275,709	275,709
The Liquid Assets Portfolio, 0.11%	313,482	313,482

TOTAL SHORT-TERM INVESTMENTS (Cost $589,191)		589,191

TOTAL INVESTMENTS - 100.5%
(Cost $20,168,376)		18,268,421
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(89,511)
TOTAL NET ASSETS - 100.0%		$18,178,910

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$ 20,168,376
	Gross unrealized appreciation	$ 1,243,998
	Gross unrealized depreciation	(3,143,953)
	Net unrealized depreciation	$ (1,899,955)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2011

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the  assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active  markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those  securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$ 98,953,600	$ -	$ -	$ 98,953,600
Consumer Staples	25,898,610	-	-	25,898,610
Energy	19,122,300	-	-	19,122,300
Financials	62,605,703	-	-	62,605,703
Health Care	77,358,500	-	-	77,358,500
Industrials	72,300,140	-	-	72,300,140
Information Technology	91,409,168	-	-	91,409,168
Manufacturing	6,588,120	-	-	6,588,120
Materials	20,960,470	-	-	20,960,470
Total Equity	475,196,611	-	-	475,196,611
Short-Term Investment	16,705,875	-	-	16,705,875
Total Investments in Securities	$ 491,902,486	$ -	$ -	$ 491,902,486

Strategic Opportunities Fund
Equity
Consumer Discretionary	$ 5,129,006	$ -	$ -	$ 5,129,006
Consumer Staples	504,000	-	-	504,000
Financials	1,677,780	-	-	1,677,780
Health Care	2,011,450	-	-	2,011,450
Industrials	3,731,409	-	-	3,731,409
Information Technology	4,374,170	-	-	4,374,170
Materials	251,415	-	-	251,415
Total Equity	17,679,230	-	-	17,679,230
Short-Term Investments	589,191	-	-	589,191
Total Investments in Securities	$ 18,268,421	$ -	$ -	$ 18,268,421

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title /s/ Robert A. Olstein
    Robert A. Olstein, President

Date   11/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date   11/22/11

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date   11/22/11